UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       NorthStar Capital Funds, LLC

Address:    599 Lexington Avenue
            17th floor,
            New York, New York 10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald C. Wiener
Title:  Managing Member
Phone:  (212) 527-8300

Signature, Place and Date of Signing:

/s/ Ronald C. Wiener                New York, NY            February 14, 2005
-----------------------      -----------------------    -----------------------
   [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:       $119,988,830

List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE


Item 1:                      Item  2: Item 3:      Item 4:         Item 5:          Item 6:        Item 7:      Item 8:
                                                                               Investment Discretion            Voting Authority
                                                                                                                (shares)

                                                                                           (b)Shrd
                                                              Shares                       As               Mngrs
                             Title                             or                          Defnd   (c)      See
                             of       CUSIP       Fair Mkt     Prnpl    SHRS/PRN   (a)     in      Shared-  Inst. (a)    (b)   (c)
Name of Issuer               Class    Number      Value USD    Amt      Put/Call   Sole    Ins. V  Other    V    Sole   Shared None
--------------               -----    ------      ---------    ---      --------   ----    ------  -----    -    ----   ------ ----
Affymetrix Inc.              COM      00826T108    3,655,000   100,000  SHRS       SOLE                     X    100,000
Biogen Idec Inc.             COM      09062X103    6,661,000   100,000  SHRS       SOLE                     X    100,000
Chesapeake Energy Corp.      COM      165167107      825,000    50,000  SHRS       SOLE                     X     50,000
Chicago Mercantile
  Exchange Hldgs Inc.        CL A     167760107   17,152,500    75,000  SHRS       SOLE                     X     75,000
Cigna Corp.                  COM      125509109    8,157,000   100,000  SHRS       SOLE                     X    100,000
EMC Corp.                    COM      268648102    1,858,750   125,000  SHRS       SOLE                     X    125,000
GARMIN LTD ORD               ORD      G37260109    1,034,280    17,000  SHRS       SOLE                     X     17,000
Google Inc.                  CL A     38259P508    7,711,600    40,000  SHRS       SOLE                     X     40,000
Hexcel Corp.                 COM      428291108      725,000    50,000  SHRS       SOLE                     X     50,000
Lyondell Chemical Company    COM      552078107    2,892,000   100,000  SHRS       SOLE                     X    100,000
MGM Mirage                   COM      552953101    9,092,500   125,000  SHRS       SOLE                     X    125,000
McDermott Int'l. Inc.        COM      580037109    2,295,000   125,000  SHRS       SOLE                     X    125,000
NVIDIA Corporation           COM      67066G104   11,780,000   500,000  SHRS       SOLE                     X    500,000
Nabors Industries Ltd.       SHS      G6359F103    5,129,000   100,000  SHRS       SOLE                     X    100,000
Nova Chemicals Corp.         COM      66977W109    7,568,000   160,000  SHRS       SOLE                     X    160,000
Pacificare Hlth Systems      COM      695112102   17,521,200   310,000  SHRS       SOLE                     X    310,000
Symmetricom Inc.             COM      871543104    2,184,750   225,000  SHRS       SOLE                     X    225,000
TXU Corp.                    COM      873168108    3,228,000    50,000  SHRS       SOLE                     X     50,000
Transocean Inc.              ORD      G90078109    3,179,250    75,000  SHRS       SOLE                     X     75,000
United Rentals Inc.          COM      911363109    1,134,000    60,000  SHRS       SOLE                     X     60,000
Urban Outfitters             COM      917047102    3,330,000    75,000  SHRS       SOLE                     X     75,000
WellPoint Inc.               COM      94973V107    2,875,000    25,000  SHRS       SOLE                     X     25,000

22058.0004 #547559